Other long-term liabilities - Schedule of Long-Term Liabilities and Deferred Credits (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities Disclosure [Abstract]
Contract adjustment payments	$ 113,876	$ 187,580
Asset retirement obligations	116,584	142,147	$ 79,968
Advances in aid of construction	88,546	82,584
Environmental remediation obligation	42,457	55,224	69,383
Customer deposits	34,675	32,629
Unamortized investment tax credits	17,649	17,439
Deferred credits and contingent consideration	39,498	43,495
Preferred shares, Series C	12,072	13,348
Hook-up fees	32,463	21,904
Lease liabilities (note 1)	21,834	22,512
Contingent development support obligations	8,824	4,615
Note payable to related party	25,808	25,808	$ 30,493
Other	41,156	34,534
Other long-term liabilities	595,442	683,819
Less: current portion	(134,212)	(167,908)
Other long-term liabilities, excluding current	$ 461,230	$ 515,911